Subsequent Events	12 Months Ended
Oct. 31, 2019
Subsequent Events

30.	Subsequent Events

The following events occurred subsequent to the year ended October 31, 2019.

a)	During the year ended October 31, 2020, the Company issued a total of 3,209,386 shares with an aggregate fair value of $240,340 to service providers, directors, and employees of the Company. The Company also issued 3,575,000 options to acquire one common share at an exercise price of $0.15, exercisable for a period of four years from the grant dates. Officers of the Company received 2,250,000 options. No options were exercised, and 505,000 options were forfeited or expired.

During the year ended October 31, 2021, the Company issued a total of 534,294 shares with an aggregate fair value of $95,294 to service providers, directors, and employees of the Company. The Company also issued 3,085,000 options to acquire one common share at a weighted average exercise price of $0.20 per share, exercisable for a period of four years from the grant dates. Officers of the Company received 500,000 options. No options were exercised, and 1,040,000 options were forfeited or expired.

During the nine months ended July 31, 2022, the Company issued a total of 529,335 shares with an aggregate fair value of $59,796 to service providers, directors, and employees of the Company. The Company also issued 605,000 options to acquire one common share at an exercise price of CAD$0.15, exercisable for a period of four years from the grant dates. No options were exercised, and 1,460,000 options were forfeited or expired.

b)	In February 2020, the Company, through its subsidiary GR Michigan, LLC, signed an Option to Purchase Agreement (the “Option Agreement”) to acquire a 60% controlling interest in Golden Harvests, LLC (“Golden Harvests”). Golden Harvests is a Michigan-based, fully licensed, and operating cultivation company located in Bay City, Michigan. During the nine months ended July 31, 2021, the Company’s majority controlled subsidiary GR Michigan, LLC, terminated the Option Agreement. Simultaneously with the termination of the Option Agreement, a new entity, Canopy Management, LLC (“Canopy”), majority-owned by the CEO, signed an option agreement to purchase Golden Harvests under similar terms (the “New Option”). Canopy has already been approved by the State of Michigan for licensing and this facilitated the Company’s ability to accelerate its option exercise to obtain a 60% interest in Golden Harvests. The Company has an option to acquire 87% of the CEO’s membership interest in Canopy, which, when exercised, pending approval by the State of Michigan of the Company’s application, will provide identical economic rights as the Company originally had in the Option Agreement. Canopy is majority owned by GRIN’s CEO, who has a fiduciary responsibility to the Company and is prohibited from omitting or taking certain actions relating to Canopy where to do so would be contrary to the economic benefits which the Company expects to derive from the acquisition of Golden Harvests. Canopy acquired a 60% controlling interest in Golden Harvests in May 2021, and until we exercise the option to acquire 87% of Canopy, it will be consolidated with a 100% non-controlling interest.

The Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,182 and cash payments and cash payable of $849,537. Of the total consideration, $485,000 in cash and 825,000 common shares with an aggregate fair value of $122,376 have been paid, and cash of $360,000 and 200,000 common shares with an aggregate fair value of $35,806 remain payable at the date of these financial statements.

c)	On February 10, 2020, the Company agreed to a non-brokered private placement offering of units (the “Units”), with each Unit comprising one common share of the Company and one common share purchase warrant (the “Warrants”) in exchange for CAD$1,500,000 ($1,084,335). Each warrant entitles the holder to purchase one common share of the Company at a price equal to a 25% premium to the Unit price for a period of 24 months. The Units were issued at CAD$0.10 per Unit. The Company has the right to accelerate the expiry of the warrants to thirty days following written notice to the holder if the common shares of the Company close at or above CAD$0.25 per share for a period of ten consecutive trading days on the Canadian Securities Exchange. As of the date of these financial statements, the Company had issued 15,000,000 Units for gross proceeds of CAD$1,500,000. In addition, the Company has agreed to nominate one board member of Grown Rogue as recommended by the subscriber at future shareholder meetings and the ability, if the subscriber does not have its nominee on the Company’s board of directors, to appoint a board observer. This agreement was transacted with Plant Based Investment Corp. (“PBIC”), a related party with a board nominee and approximately 22% common share ownership.

d)	On February 10, 2020, the Company executed a subscription agreement to issue 15,000,000 common shares of the Company in exchange for 2,362,204 common shares of PBIC at an agreed-upon exchange price of approximately $848,011 (CAD$1,500,000).

e)	During the year ended October 31, 2021, the Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. After the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the 11.875 GR Distribution units newly issued, 6.25 were issued to a director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was again a 100% owned subsidiary.

f)	On November 23, 2020, and January 27, 2021, GR Distribution issued two unsecured promissory notes totaling US$375,000. Terms of the note include 10% interest, payable monthly and a with three-year maturities. In addition, the GR Distribution will make payments in months 39, 42, 45, and 48 that will cause total interest payments to equal the principal amount loaned.

g)	On December 2, 2020, the Company’s subsidiary, Grown Rogue Gardens LLC, issued an unsecured promissory note in the amount of US$150,000 to a key Company operations manager. Terms of the note include 10% interest per annum and 12-month maturity. The Company exercised its the right to extend up to 50% of the principal for up to 6 months by paying a one-time extension fee of $7,500, equal to 10% of the $75,000 principal balance extended. The note was repaid in full during the nine months ended July 31, 2022.

h)	On January 19, 2021, the Company completed the first tranche of a private placement of 2,031,784 shares for proceeds of $200,000. On February 5, 2021, the Company completed the second tranche of the private placement comprised of 8,200,000 units (the “Units”) at CAD$0.16 per Unit for proceeds of CAD$1,312,000 ($1,025,000). Each Unit was comprised of one common share and one warrant to purchase one common share. Each warrant has an exercise price of CAD$0.20 and a term of two years. The second tranche included subscriptions by the following related parties: the CEO subscribed to 1,600,000 Units; the CFO of GR Unlimited subscribed to 2,000,000 Units; a key Company operations manager subscribed to 1,000,000 Units; and PBIC subscribed to 2,000,000 Units.

i)	On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations of High Street Capital Partners, LLC (“HSCP”) for $3,000,000 of total agreed-upon consideration. The Company also executed a Management Services Agreement (“MSA”) with HSCP. The Company operated the growing facility under the MSA until the acquisition of the growing assets obtained regulatory approval. On April 14, 2022, the transaction closed with modifications to the original terms: the retail dispensary purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a principal sum of $1,250,000 under an amended secured promissory note payable, which will be settled by payments of $500,000 and $750,000, due on due on May 1, 2023.

j)	On March 5, 2021, The Company announced the completion of a brokered private placement offering through the issuance of an aggregate of 21,056,890 special warrants (each a “Special Warrant”) at a price of CAD$0.225 (the “Issue Price”) per Special Warrant for aggregate gross proceeds of approximately $3.7 million (CAD$4,737,800) (the “Offering”). Each Special Warrant entitled the holder thereof to receive, for no additional consideration, one unit of the Company (each, a “Unit”) on the exercise or deemed exercise of the Special Warrant. Each Unit was comprised of one common share of the Company and one warrant to purchase one common share of the Company. Each Special Warrant entitled the holder to receive upon the exercise or deemed exercise thereof, at no additional consideration, 1.10 Units (instead of one (1) Unit), if the Company had not received a receipt for a final short form prospectus qualifying distribution of the common shares and warrants (the “Qualifying Prospectus”) from the applicable securities regulatory authorities (the “Securities Commissions”) on or before April 5, 2021.

Each Special Warrant was to be deemed exercised on the date that was the earlier of: (i) the date that was three (3) days following the date on which the Company obtained receipt from the Securities Commissions for the Qualifying Prospectus underlying the Special Warrants and (ii) July 6, 2021. The Company obtained receipt for the Qualifying Prospectus on April 26, 2021. Accordingly, on April 30, 2021, the Company issued 23,162,579 Units, comprised of 23,162,579 common shares and 23,162,579 warrants to purchase one common share. The warrants entitle the holder to purchase one common share at an exercise price of CAD$0.30 for a period of two years. Proceeds of $3,738,564 and expenses of $444,396 were allocated to share capital; also allocated to share capital were the expenses for fair value of Agent Warrants of $210,278.

k)	During the year ended October 31, 2021, holders of convertible debentures converted an aggregate total of convertible debenture principal of $1,042,951 (CAD$1,311,111) at CAD$0.125 per share into 10,488,884 common shares with an aggregate fair value of $916,290, and the Company settled the remaining balance due with cash payments of $1,312,722.

l)	On August 16, 2021, the Company, through its subsidiary Golden Harvests, executed an agreement to form a joint venture with Pure Extracts Technologies Corp. (“Pure Extracts”) to expand Grown Rogue’s product offering and bring Pure Extracts’ portfolio of products to Michigan. The joint venture was to be owned 50% by Golden Harvests and 50% by Pure Extracts. The Company announced the termination of the joint venture on June 15, 2022, by which time limited joint venture activity had occurred, and the termination was immaterial to the Company’s financial statements.

Pure Extracts was to obtain a 50% interest in the joint venture, following certain regulatory approvals, by contributing processing equipment with an approximate fair value of $515,000, and an allowance for fixtures and equipment of approximately $110,000, to Golden Harvests.

Until such time as the necessary regulatory approvals were obtained, the processing equipment was leased to Golden Harvests. The lease term commenced August 16, 2021, and was to terminate on the earlier of (a) immediately upon the date of certain regulatory approval for change of ownership of the joint venture (the “Closing Date”); (b) if the Closing Date does not occur, in which case the equipment will be returned to Pure Extracts; or (c) default by Golden Harvests against the lease, including failure to make lease payments or fail to perform material terms of the lease agreement. The monthly payment under the lease was $4,292, to commence in the month in which the equipment is delivered, and only payable if the business has profits from which to make payments. On the Closing Date, the leased equipment was to be contributed to the joint venture by Pure Extracts and the lease agreement would have terminated.

m)	On September 9, 2021, the Company entered into an unsecured promissory note agreement with PBIC, a related party, in the amount of $800,000 which was to be fully advanced by September 30, 2021. On June 20, 2022, the Company announced the settlement of the note, which had a principal balance of $700,000 owing. The Company agreed to transfer its ownership in PBIC, comprised of 2,362,204 common shares in PBIC (the “PBIC Shares”) to 2766923 Ontario Inc. (the “Creditor”), to which PBIC sold and assigned the note. In exchange, the Creditor provided forgiveness and settlement of all amounts owing in connection the note. The Company reported a gain on debt settlement of $449,684 as a result of the settlement.

The note was to mature on December 15, 2022, with payments commencing January 15, 2022, and continuing through and including December 15, 2022. The terms of the note required the Company to make certain participation payments to the lender based on a percentage monthly sales of cannabis flower sold from the Company’s sun-grown A-flower 2021 harvest (the “Harvest”), less 15% of such amount to account for costs of sales. The percentage was determined by dividing 2,000 by the total volume of pounds of the Harvest. A portion of these payments were to be used to pay down the outstanding principal on a monthly basis. The note was to automatically terminate when the full amount of any outstanding principal plus the applicable participation payments were paid prior to the maturity date. Should the participation payments have fully repaid the principal amount prior to the maturity date then the note would have automatically terminated. The note had no stated rate of interest, and in the event of default, would have accrued interest at 15% per annum.

n)	On December 9, 2021, the Company announced that it had closed a non-brokered private placement of common shares (“Private Placement”) for total gross proceeds of USD$1,300,000 (CDN$1,645,800). The Private Placement resulted in the issuance of 13,166,400 common shares of Grown Rogue at a purchase price of CAD$0.125 per share. All common shares issued pursuant to the Private Placement were subject to a hold period of four months and one day. The CEO of Grown Rogue invested USD$300,000 in the Private Placement and received 3,038,400 common shares of the Company.